TRADING ASSETS AND LIABILITIES - Trading derivative liabilities (Details) - COP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of financial liabilities [line items]
Derivative liabilities	$ 1,452,574	$ 962,438
Forward contracts
Disclosure of financial liabilities [line items]
Derivative liabilities	1,114,510	815,968
Forward contracts, Foreign currency to buy
Disclosure of financial liabilities [line items]
Derivative liabilities	1,081,010	750,384
Forward contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	31,429	65,009
Forward contracts, Debt securities to buy
Disclosure of financial liabilities [line items]
Derivative liabilities		277
Forward contracts, Debt securities to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	2,071	298
Swap
Disclosure of financial liabilities [line items]
Derivative liabilities	291,119	96,481
Cross currency swaps
Disclosure of financial liabilities [line items]
Derivative liabilities	39,705	31,808
Interest rate Swap
Disclosure of financial liabilities [line items]
Derivative liabilities	251,414	64,673
Futures Contracts
Disclosure of financial liabilities [line items]
Derivative liabilities	1,165	52
Futures Contracts, Debt securities to buy
Disclosure of financial liabilities [line items]
Derivative liabilities		52
Futures contracts, Index to buy
Disclosure of financial liabilities [line items]
Derivative liabilities	1,165
Options Contracts
Disclosure of financial liabilities [line items]
Derivative liabilities	45,780	49,937
Options Contracts, Foreign currency to buy
Disclosure of financial liabilities [line items]
Derivative liabilities	2,003	977
Options Contracts, Foreign currency to sell
Disclosure of financial liabilities [line items]
Derivative liabilities	$ 43,777	$ 48,960